Real Estate Properties under Development, Net (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Schedule of Real Estate Properties

The following summarizes the components of real estate properties under development as at December 31, 2016 and 2017:

At December 31,	2016	2017
Building at cost	$58,109	$34,498
Less: accumulated depreciation	(40,814)	(20,859)
	17,295	13,639
Construction in progress	9,773	27,420
Land use right	10,711	11,401
Net book value	$37,779	$52,460

Schedule of Operating Lease Contract with Respect to Buildings

The Company previously entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2016	2017
Buildings at cost	$29,825	$—
Less: accumulated depreciation	(17,163)	—
Buildings, net	$12,662	$—